Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	First High-School Education Group Co., Ltd.
Trading Symbol	FHS
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001786182
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40150
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1-1, Tiyuan Road, Xishan District
Entity Address, City or Town	Kunming
Entity Address, Postal Zip Code	650228
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 1-1, Tiyuan Road, Xishan District
Entity Address, City or Town	Kunming
Entity Address, Postal Zip Code	650228
Entity Address, Country	CN
Contact Personnel Name	Tommy Zhou, Chief Financial Officer
Local Phone Number	10-62555966
City Area Code	+86
Contact Personnel Email Address	tommyzhou@dygz.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		54,577,170
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		32,261,530